Shareholders' Equity (Details) $ / shares in Units, ¥ in Millions		1 Months Ended	12 Months Ended
	Jan. 26, 2021 USD ($) $ / shares shares	Jan. 22, 2021 USD ($) shares	Sep. 30, 2021 $ / shares shares	Sep. 30, 2020 $ / shares shares	Mar. 30, 2021 CNY (¥)	Feb. 19, 2021 CNY (¥)	Oct. 09, 2020 $ / shares shares	Aug. 31, 2019
Shareholders' Equity (Details) [Line Items]
Ordinary shares authorized (in Shares)			250,000,000	250,000,000
Ordinary shares par value (in Dollars per share) | $ / shares			$ 0.0002	$ 0.0002
Ordinary shares issued (in Shares)			13,127,000	10,000,000
Ordinary shares outstanding (in Shares)			13,127,000	10,000,000
Gross proceeds (in Dollars) | $	$ 25,000,000
Warrant exercisable per share (in Dollars per share) | $ / shares	$ 10
Public offering percentage	125.00%
Equity non-controlling interest percentage			1.00%	1.00%
Huadi Steel [Member]
Shareholders' Equity (Details) [Line Items]
Investment paid (in Yuan Renminbi) | ¥						¥ 99
Equity interest percentage								99.00%
Wenzhou Hongshun [Member]
Shareholders' Equity (Details) [Line Items]
Investment paid (in Yuan Renminbi) | ¥					¥ 32
Equity interest percentage			99.00%
Di Wang [Member]
Shareholders' Equity (Details) [Line Items]
Investment paid (in Yuan Renminbi) | ¥					¥ 1
Equity interest percentage			1.00%
Henry He Huang [Member]
Shareholders' Equity (Details) [Line Items]
Shares of common stock (in Shares)		2,000
Fair value (in Dollars) | $		$ 16,000
Maximum [Member]
Shareholders' Equity (Details) [Line Items]
Ordinary shares authorized (in Shares)							500,000,000
Ordinary shares par value (in Dollars per share) | $ / shares							$ 0.0002
Ordinary shares issued (in Shares)							20,000,000
Ordinary shares outstanding (in Shares)							20,000,000
Minimum [Member]
Shareholders' Equity (Details) [Line Items]
Ordinary shares authorized (in Shares)							250,000,000
Ordinary shares par value (in Dollars per share) | $ / shares							$ 0.0001
Ordinary shares issued (in Shares)							10,000,000
Ordinary shares outstanding (in Shares)							10,000,000
Non-controlling interests [Member] | Wenzhou Hongshun [Member]
Shareholders' Equity (Details) [Line Items]
Equity interest percentage			99.00%
Non-controlling interests [Member] | Di Wang [Member]
Shareholders' Equity (Details) [Line Items]
Equity interest percentage			1.00%
Initial Public Offering [Member]
Shareholders' Equity (Details) [Line Items]
Shares of common stock (in Shares)	3,125,000
Price per share (in Dollars per share) | $ / shares	$ 8
Issued warrants percentage	6.00%